Net Income (loss) Per Ordinary Shares (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per ordinary share
The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated:

	Six months ended		Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

Basic net loss per ordinary share
Numerator:
Net loss from continuing operations	(15,045)	(10,074)	(9,995)	(3,698)
Dividend on Series E Redeemable Preferred	—	(1,788)	—	(906)
Dividend on Series D Redeemable Preferred	—	(2,654)	—	(1,346)
Dividend on Series C Redeemable Preferred	—	(941)	—	(477)
Dividend on Series B-2 Redeemable Preferred	—	(650)	—	(329)
Dividend on Series B-1 Redeemable Preferred	—	(262)	—	(129)
Dividend on Series A Redeemable Preferred	—	(1,183)	—	(601)

Numerator for basic and diluted net loss per common share – net loss attributable to common stockholders	(15,045)	(17,552)	(9,995)	(7,486)

Denominator:
Denominator for basic and dilutive net loss per common share- adjusted weighted-average share	97,296,206	10,927,357	97,442,359	11,020,299

Basic and dilutive net loss per common share	(0.15)	(1.61)	(0.10)	(0.68)

Schedule of weighted-average Ordinary shares of securities
The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been antidilutive:

	Six months ended		Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

Options	15,378,561	16,408,933	15,300,870	16,432,641
Restricted Stock Units	2,748,135	—	3,649,756	—
Warrants liability	—	40,452	—	—
Private Warrants	3,330,000	—	3,330,000	—
Public Warrants	5,750,000	—	5,750,000	—
Forfeiture Shares	1,006,250	—	1,006,250	—
Redeemable convertible Preferred A shares	—	32,901,384	—	32,901,384
Redeemable convertible Preferred B-1 shares	—	10,078,756	—	10,119,208
Redeemable convertible Preferred B-2 shares	—	18,670,270	—	18,670,270
Redeemable convertible Preferred C shares	—	9,424,938	—	9,424,938
Redeemable convertible Preferred D shares	—	19,313,646	—	19,313,646
Redeemable convertible Preferred E shares	—	11,080,674	—	11,080,674